COMMITMENTS AND CONTINGENCIES (Details)-Q				6 Months Ended	12 Months Ended
	Jun. 15, 2016 USD ($) shares	May 04, 2016 USD ($) director $ / shares shares	May 03, 2016 director	Jun. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares
Commitments and Contingencies
Number of Board of Director members | director		5	3
Exercise price of options issued (in dollars per share) | $ / shares				$ 0.97	$ 1.00
Consulting services agreement monthly fee | $	$ 6,000
Consulting services agreement total stock consideration (in shares)	100,000
Consulting services agreement monthly stock allotment (in shares)	8,333
Mr. Scott Chandler, Director
Commitments and Contingencies
Quarterly Director fee | $		$ 3,000
Mr. Scott Chandler, Director | Common Stock
Commitments and Contingencies
Number of shares granted		25,000
Number of options granted		25,000
Exercise price of options issued (in dollars per share) | $ / shares		$ 1.10
Mr. James Sinclair, Director
Commitments and Contingencies
Quarterly Director fee | $		$ 3,000
Mr. James Sinclair, Director | Common Stock
Commitments and Contingencies
Number of shares granted		25,000
Number of options granted		25,000
Exercise price of options issued (in dollars per share) | $ / shares		$ 1.10